As filed with the Securities and Exchange Commission on September 22, 2017
Commission File Nos. 333-81266
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 40	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 457	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 25, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Fixed and Variable Annuity contracts

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing supplements to the prospectus and statement of additional information. Part C is also amended as reflected therein. Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated September 25, 2017
To The Prospectus Dated April 24, 2017 For

PERSPECTIVE FOCUS
FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Jackson of NY Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

CHANGES TO THE INVESTMENT DIVISIONS.

➢
New Funds. Effective September 25, 2017, new Investment Divisions which invest respectively in the following Funds are available. The prospectus is revised by adding the following Funds, all class A shares, to the Fund list located on the back of the front page of the prospectus and to the list of new Investment Divisions appearing in Appendix E immediately preceding the tables of Accumulation Unit Values:

JNL Series Trust
JNL/ClearBridge Large Cap Growth Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Invesco Diversified Dividend Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund
JNL/Mellon Capital Consumer Staples Sector Fund
JNL/Mellon Capital Industrials Sector Fund
JNL/Mellon Capital Materials Sector Fund
JNL/Mellon Capital Real Estate Sector Fund
JNL/PIMCO Income Fund
JNL/Vanguard Capital Growth Fund
JNL/Vanguard Equity Income Fund

JNL/Vanguard International Fund
JNL/Vanguard Small Company Growth Fund
JNL/Vanguard U.S. Stock Market Index Fund
JNL/Vanguard International Stock Market Index Fund
JNL/Vanguard Global Bond Market Index Fund
JNL/Vanguard Moderate Allocation Fund
JNL/Vanguard Moderate Growth Allocation Fund
JNL/Vanguard Growth Allocation Fund

Jackson Variable Series Trust
JNL/FAMCO Flex Core Covered Call Fund
JNL/The Boston Company Equity Income Fund

➢
Fund Mergers. Effective September 25, 2017, the JNL Alt 65 Fund merged into the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 35 Fund merged into the JNL Institutional Alt 25 Fund, and the JNL/Red Rocks Listed Private Equity Fund merged into the JNL/Harris Oakmark Global Equity Fund. The prospectus is revised as follows:

a)
The following disclosure is inserted following the list of Funds located on the back of the front page of the prospectus and under Appendix E, “ACCUMULATION UNIT VALUES”, immediately preceding the tables of Accumulation Unit Values:

In addition, the JNL Alt 65 Fund merged into the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 35 Fund merged into the JNL Institutional Alt 25 Fund, and the JNL/Red Rocks Listed Private Equity Fund merged into the JNL/Harris Oakmark Global Equity Fund, effective September 25, 2017.

If you have allocation instructions for future premium payments on file with us, or have existing Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and/or Rebalancing automatic programs that include an allocation to the Investment Division investing in JNL Alt 65 Fund, JNL Institutional Alt 35 Fund or JNL/Red Rocks Listed Private Equity Fund, all such allocations prior to our receipt of new allocation instructions from you will be allocated to the Investment Division investing in the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 25 Fund and the JNL/Harris Oakmark Global Equity Fund, respectively.

If you have Contract Value that was transferred to the Investment Division investing in the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 25 Fund or the JNL/Harris Oakmark Global Equity Fund as a result of these mergers, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your contract. If the transfer is completed within 60 days following September 25, 2017, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

For additional information, please see the Prospectus dated September 25, 2017 for the JNL® Series Trust.

b)
All other references to the JNL Alt 65 Fund, the JNL Institutional Alt 35 Fund and the JNL/Red Rocks Listed Private Equity Fund, along with any corresponding investment objective information, are deleted from the list of Funds located on the back of the front page of the prospectus, and the section titled “INVESTMENT DIVISIONS”.

➢
Fund Name Changes. Effective September 25, 2017, the following Fund names changed. All references in the prospectus to the Prior Fund Names are revised to the corresponding Current Fund Name as follows:

Prior Fund Name	Current Fund Name
JNL Institutional Alt 20 Fund	JNL Institutional Alt 25 Fund
JNL/American Funds Balanced Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
JNL/BlackRock Natural Resources Fund	JNL/BlackRock Global Natural Resources Fund
JNL/DFA Moderate Allocation Fund	JNL/DFA Moderate Growth Allocation Fund
JNL/PIMCO Total Return Bond Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Disciplined Moderate Fund	JNL Moderate Growth Allocation Fund
JNL Disciplined Moderate Growth Fund	JNL Growth Allocation Fund
JNL Disciplined Growth Fund	JNL Aggressive Growth Allocation Fund
JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital MSCI World Index Fund
JNL/Mellon Capital Nasdaq® 100 Fund	JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Telecommunications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Consumer Discretionary Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Technology Sector Fund	JNL/Mellon Capital Information Technology Sector Fund
JNAM Guidance - Conservative Fund	JNL Conservative Allocation Fund
JNAM Guidance - Moderate Fund	JNL Moderate Allocation Fund

➢	Sub-Adviser Changes. The following sub-adviser changes are effective September 25, 2017:

a)
BlackRock International Ltd. replaced BlackRock Investment Management, LLC as the sub-adviser for JNL/BlackRock Natural Resources Fund. In connection with the change of sub-adviser, the name of the JNL/BlackRock Natural Resources Fund changed to the JNL/BlackRock Global Natural Resources Fund.

b)
DoubleLine Capital LP replaced Pacific Investment Management Company LLC as sub-adviser to JNL/PIMCO Total Return Bond Fund. In connection with the change of sub-adviser, the name of the JNL/PIMCO Total Return Bond Fund changed to the JNL DoubleLine® Core Fixed Income Fund.

c)
Congress Asset Management, LLP replaced Century Capital Management, LLC as sub-adviser for JNL Multi-Manager Small Cap Value Fund. Additionally, PPM America, Inc. was added as a sub-adviser for the JNL Multi-Manager Small Cap Value Fund.

➢	Revised Total Annual Fund Operating Expenses.

Effective September 25, 2017, the section titled "Total Annual Fund Operating Expenses" appearing under "FEES AND EXPENSES TABLES" is deleted in its entirety and replaced with the following:

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.54%

Maximum: 2.18%

More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/WMC Government Money Market	0.16%	0.30%	0.10% F	0.00%	0.56%	0.20% D	0.76% D,I

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Balanced	0.82% A	0.30% A	0.17% A,G	0.00%	1.29% A	(0.40%) B	0.89% A,B,I
JNL/American Funds® Blue Chip Income and Growth	0.96% A	0.30% A	0.17% A,G	0.00%	1.43% A	(0.43%) B	1.00% A,B,I
JNL/American Funds Global Bond	1.13% A	0.30% A	0.19% A,G	0.00%	1.62% A	(0.53%) B	1.09% A,B,I
JNL/American Funds Global Small Capitalization	1.35% A	0.30% A	0.19% A,G	0.00%	1.84% A	(0.55%) B	1.29% A,B,I
JNL/American Funds Growth-Income	0.83% A	0.30% A	0.18% A,G	0.00%	1.31% A	(0.35%) B	0.96% A,B,I
JNL/American Funds International	1.25% A	0.30% A	0.19% A,G	0.00%	1.74% A	(0.55%) B	1.19% A,B,I
JNL/American Funds New World	1.67% A	0.30% A	0.21% A,G	0.00%	2.18% A	(0.75%) B	1.43% A,B,I
JNL/DFA Growth Allocation	0.20%	0.30%	0.15% G	0.29%	0.94%	(0.05%) C	0.89% C,I
JNL/DFA Moderate Growth Allocation	0.20%	0.30%	0.15% G	0.26%	0.91%	(0.05%) C	0.86% C,I
JNL/Vanguard Capital Growth	0.86% K	0.30% K	0.18% G,K	0.00%	1.34% K	(0.40%) B	0.94% B,K
JNL/Vanguard Equity Income	0.81% K	0.30% K	0.17% G,K	0.00%	1.28% K	(0.40%) B	0.88% B,K
JNL/Vanguard Global Bond Market Index	0.20%	0.30%	0.15% G	0.10%	0.75%	(0.10%) C	0.65% C
JNL/Vanguard International	1.03% K	0.30% K	0.19% G,K	0.00%	1.52% K	(0.55%) B	0.97% B,K
JNL/Vanguard International Stock Market Index	0.20%	0.30%	0.15% G	0.11%	0.76%	(0.07%) C	0.69% C
JNL/Vanguard Growth Allocation	0.20%	0.30%	0.15% G	0.08%	0.73%	(0.04%) C	0.69% C
JNL/Vanguard Moderate Allocation	0.20%	0.30%	0.15% G	0.09%	0.74%	(0.05%) C	0.69% C

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/Vanguard Moderate Growth Allocation	0.20%	0.30%	0.15% G	0.09%	0.74%	(0.05%) C	0.69% C
JNL/Vanguard Small Company Growth	0.96% K	0.30% K	0.18% G,K	0.01% K	1.45% K	(0.50%) B	0.95% B,K
JNL/Vanguard U.S. Stock Market Index	0.20%	0.30%	0.10% F	0.05%	0.65%	(0.06%) C	0.59% C

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Institutional Alt 25	0.11%	0.30%	0.05% E	0.74%	1.20% I
JNL Institutional Alt 50	0.11%	0.30%	0.05% E	0.97%	1.43% I
JNL/American Funds Moderate Growth Allocation	0.19%	0.30%	0.16% G	0.42%	1.07% I
JNL/American Funds Growth Allocation	0.20%	0.30%	0.15% G	0.44%	1.09% I
JNL/AQR Large Cap Relaxed Constraint Equity	0.69%	0.30%	0.85% G	0.01%	1.85% I
JNL/AQR Managed Futures Strategy	0.83%	0.30%	0.16% G	0.09%	1.38% I
JNL/BlackRock Global Natural Resources	0.54%	0.30%	0.15% G	0.01%	1.00% I
JNL/BlackRock Global Allocation	0.61%	0.30%	0.16% G	0.01%	1.08% I
JNL/BlackRock Large Cap Select Growth	0.48%	0.30%	0.11% F	0.00%	0.89% I
JNL/Brookfield Global Infrastructure and MLP	0.70%	0.30%	0.15% G	0.00%	1.15% I
JNL/Causeway International Value Select	0.54%	0.30%	0.16% G	0.01%	1.01% I
JNL/ClearBridge Large Cap Growth	0.50%	0.30%	0.15% G	0.00%	0.95%
JNL/Crescent High Income	0.55%	0.30%	0.15% G	0.03%	1.03% I
JNL/DFA U.S. Core Equity	0.40%	0.30%	0.10% F	0.00%	0.80% I
JNL/DoubleLine® Core Fixed Income	0.37%	0.30%	0.10% F	0.00%	0.77% I
JNL/DoubleLine® Shiller Enhanced CAPE®	0.64%	0.30%	0.15% G	0.02%	1.11% I
JNL Multi-Manager Mid Cap	0.64%	0.30%	0.15% G	0.01%	1.10% I
JNL Multi-Manager Small Cap Growth	0.57%	0.30%	0.11% F	0.00%	0.98% I
JNL Multi-Manager Small Cap Value	0.68%	0.30%	0.10% F	0.00%	1.08% I
JNL/FPA + DoubleLine® Flexible Allocation	0.70%	0.30%	0.20% G	0.01%	1.21% I
JNL/Franklin Templeton Founding Strategy	0.00%	0.30%	0.05% E	0.70%	1.05% I
JNL/Franklin Templeton Global	0.56%	0.30%	0.15% G	0.01%	1.02% I
JNL/Franklin Templeton Global Multisector Bond	0.58%	0.30%	0.15% G	0.02%	1.05% I
JNL/Franklin Templeton Income	0.52%	0.30%	0.11% F	0.02%	0.95% I
JNL/Franklin Templeton International Small Cap Growth	0.82%	0.30%	0.16% G	0.01%	1.29% I
JNL/Franklin Templeton Mutual Shares	0.59%	0.30%	0.11% F	0.01%	1.01% I
JNL/Goldman Sachs Core Plus Bond	0.45%	0.30%	0.11% F	0.02%	0.88% I
JNL/Goldman Sachs Emerging Markets Debt	0.61%	0.30%	0.15% G	0.00%	1.06% I
JNL/Invesco China-India	0.75%	0.30%	0.17% G	0.00%	1.22% I
JNL/Invesco Diversified Dividend	0.53%	0.30%	0.15% G	0.00%	0.98%
JNL/Invesco Global Real Estate	0.60%	0.30%	0.15% G	0.00%	1.05% I
JNL/Invesco International Growth	0.52%	0.30%	0.15% G	0.01%	0.98% I
JNL/Invesco Mid Cap Value	0.57%	0.30%	0.10% F	0.01%	0.98% I
JNL/Invesco Small Cap Growth	0.69%	0.30%	0.10% F	0.01%	1.10% I

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Harris Oakmark Global Equity	0.72%	0.30%	0.16% G	0.01%	1.19% I
JNL/JPMorgan MidCap Growth	0.53%	0.30%	0.10% F	0.00%	0.93% I
JNL/JPMorgan U.S. Government & Quality Bond	0.28%	0.30%	0.10% F	0.01%	0.69% I
JNL/Lazard Emerging Markets Fund	0.76%	0.30%	0.16% G	0.00%	1.22% I
JNL/Mellon Capital Emerging Markets Index	0.27%	0.30%	0.18% G	0.00%	0.75% I
JNL/Mellon Capital Consumer Staples Sector	0.23%	0.30%	0.16% G	0.00%	0.69%
JNL/Mellon Capital Industrials Sector	0.23%	0.30%	0.16% G	0.00%	0.69%
JNL/Mellon Capital Materials Sector	0.23%	0.30%	0.16% G	0.00%	0.69%
JNL/Mellon Capital Real Estate Sector	0.23%	0.30%	0.16% G	0.00%	0.69%
JNL/Mellon Capital European 30	0.19%	0.30%	0.16% G	0.00%	0.65% I
JNL/Mellon Capital MSCI KLD 400 Social Index	0.25%	0.30%	0.21% G	0.00%	0.76% I
JNL/Mellon Capital Pacific Rim 30	0.21%	0.30%	0.15% G	0.00%	0.66% I
JNL/Mellon Capital S&P 500 Index	0.12%	0.30%	0.12% F	0.00%	0.54% I
JNL/Mellon Capital S&P 1500 Growth Index	0.20%	0.30%	0.17% G	0.00%	0.67%
JNL/Mellon Capital S&P 1500 Value Index	0.20%	0.30%	0.17% G	0.00%	0.67%
JNL/Mellon Capital S&P 400 MidCap Index	0.14%	0.30%	0.13% F	0.00%	0.57% I
JNL/Mellon Capital Small Cap Index	0.15%	0.30%	0.12% F	0.00%	0.57% I
JNL/Mellon Capital International Index	0.15%	0.30%	0.18% G	0.00%	0.63% I
JNL/Mellon Capital Bond Index	0.17%	0.30%	0.10% F	0.01%	0.58% I
JNL/Mellon Capital Index 5	0.00%	0.30%	0.05% E	0.28%	0.63% I
JNL/Mellon Capital 10 x 10	0.00%	0.30%	0.05% E	0.31%	0.66% I
JNL/MFS Mid Cap Value	0.55%	0.30%	0.11% F	0.01%	0.97% I
JNL/Neuberger Berman Strategic Income	0.49%	0.30%	0.15% G	0.05%	0.99% I
JNL/Oppenheimer Global Growth	0.50%	0.30%	0.15% G	0.01%	0.96% I
JNL/PIMCO Income	0.50%	0.30%	0.15%G	0.00%	0.95%
JNL/PIMCO Real Return	0.38%	0.30%	0.36% F	0.00%	1.04% I
JNL/PPM America Floating Rate Income	0.46%	0.30%	0.17% G	0.01%	0.94% I
JNL/PPM America High Yield Bond	0.33%	0.30%	0.11% F	0.03%	0.77% I
JNL/PPM America Mid Cap Value	0.58%	0.30%	0.10% F	0.00%	0.98% I
JNL/PPM America Small Cap Value	0.58%	0.30%	0.11% F	0.00%	0.99% I
JNL/PPM America Total Return	0.40%	0.30%	0.10% F	0.01%	0.81% I
JNL/PPM America Value Equity	0.45%	0.30%	0.10% F	0.00%	0.85% I
JNL/T. Rowe Price Established Growth	0.44%	0.30%	0.09% I	0.00%	0.83% I
JNL/T. Rowe Price Mid-Cap Growth	0.60%	0.30%	0.10% F	0.00%	1.00% I
JNL/T. Rowe Price Short-Term Bond	0.30%	0.30%	0.11% F	0.00%	0.71% I
JNL/WMC Balanced	0.32%	0.30%	0.10% F	0.01%	0.73% I
JNL/WMC Value	0.37%	0.30%	0.11% F	0.00%	0.78% I
JNL/S&P Managed Conservative	0.10%	0.30%	0.05% E	0.61%	1.06% I
JNL/S&P Managed Moderate	0.09%	0.30%	0.05% E	0.63%	1.07% I
JNL/S&P Managed Moderate Growth	0.08%	0.30%	0.06% E	0.65%	1.09% I
JNL/S&P Managed Growth	0.08%	0.30%	0.05% E	0.67%	1.10% I
JNL/S&P Managed Aggressive Growth	0.09%	0.30%	0.06% E	0.68%	1.13% I
JNL Moderate Growth Allocation	0.09%	0.30%	0.05% E	0.54%	0.98% I
JNL Growth Allocation	0.09%	0.30%	0.06% E	0.54%	0.99% I
JNL Aggressive Growth Allocation	0.10%	0.30%	0.05% E	0.52%	0.97% I
JNL/S&P Competitive Advantage	0.26%	0.30%	0.10% F	0.00%	0.66% I
JNL/S&P Dividend Income & Growth	0.25%	0.30%	0.09% J	0.00%	0.64% I
JNL/S&P Intrinsic Value	0.26%	0.30%	0.10% F	0.00%	0.66% I
JNL/S&P Total Yield	0.26%	0.30%	0.11% F	0.00%	0.67% I

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/S&P Mid 3	0.35%	0.30%	0.10% F	0.00%	0.75% I
JNL/S&P 4	0.00%	0.30%	0.05% E	0.36%	0.71% I
JNL/T. Rowe Price Value	0.49%	0.30%	0.10% F	0.00%	0.89% I
JNL Variable Fund LLC
JNL/Mellon Capital DowSM Index	0.19%	0.30%	0.17% G	0.00%	0.66% I
JNL/Mellon Capital MSCI World Index	0.19%	0.30%	0.17% G	0.00%	0.66% I
JNL/Mellon Capital Nasdaq® 100 Index	0.18%	0.30%	0.20% G	0.00%	0.68% I
JNL/Mellon Capital JNL 5	0.17%	0.30%	0.17% G	0.00%	0.64% I
JNL/Mellon Capital S&P® SMid 60	0.19%	0.30%	0.17% G	0.00%	0.66% I
JNL/Mellon Capital Telecommunications Sector	0.21%	0.30%	0.17% G	0.00%	0.68% I
JNL/Mellon Capital Consumer Discretionary Sector	0.18%	0.30%	0.17% G	0.00%	0.65% I
JNL/Mellon Capital Financial Sector	0.19%	0.30%	0.16% G	0.00%	0.65% I
JNL/Mellon Capital Healthcare Sector	0.17%	0.30%	0.17% G	0.00%	0.64% I
JNL/Mellon Capital Energy Sector	0.18%	0.30%	0.16% G	0.00%	0.64% I
JNL/Mellon Capital Information Technology Sector	0.18%	0.30%	0.16% G	0.00%	0.64% I
Jackson Variable Series Trust
JNL Conservative Allocation	0.15%	0.30%	0.07% E	0.61%	1.13% I
JNL Moderate Allocation	0.15%	0.30%	0.07% E	0.63%	1.15% I
JNL/DoubleLine® Total Return	0.42%	0.30%	0.12% F	0.02%	0.86% I
JNL/FAMCO Flex Core Covered Call	0.50%	0.30%	0.17% G	0.00%	0.97% I
JNL/PIMCO Credit Income	0.35%	0.30%	0.12% F	0.00%	0.77% I
JNL/T. Rowe Price Capital Appreciation	0.60%	0.30%	0.17% G	0.00%	1.07% I
JNL/The Boston Company Equity Income	0.45%	0.30%	0.17% G	0.00%	0.92% I

A	Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.57%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.78%.

JNL/American Funds Balanced Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses 0.29%

B
Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
Represents the amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of this Prospectus, and continue thereafter, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

E	“Other Expenses” include an Administrative Fee of 0.05% which is payable to JNAM.

F	“Other Expenses” include an Administrative Fee of 0.10% which is payable to JNAM.

G	“Other Expenses” include an Administrative Fee of 0.15% which is payable to JNAM.

H	“Other Expenses” include an Administrative Fee of 0.20% which is payable to JNAM.

I	Expense Information has been restated to reflect current fees.

J	“Other Expenses” include an Administrative Fee of 0.09% which is payable to JNAM.

K	Fees and expenses at the Master Fund level of each respective Fund are as follows:

JNL/Vanguard Capital Growth Fund: Management Fee: 0.33%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.36%.

JNL/Vanguard Equity Income Fund: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.30%.

JNL/Vanguard International Fund: Management Fee: 0.35%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.39%.

JNL/Vanguard Small Company Growth Fund: Management Fee: 0.33%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Acquired Fund Fees and Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.37%.

➢
Investment Objective Changes. Effective September 25, 2017, under the section titled “INVESTMENT DIVISIONS” in the prospectus, the brief statements of the corresponding investment objective for the following Funds are revised as follows, whether or not in connection with a name change, sub-adviser change, or the addition of new Funds:

JNL Series Trust

JNL/Vanguard Capital Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and PRIMECAP Management Company, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Capital Growth Portfolio (“Master Fund”). The Master Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Master Fund consists predominantly of large- and mid-capitalization stocks.

JNL/Vanguard Equity Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Wellington Management Company LLP and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Equity Income Portfolio (“Master Fund”). The Master

Fund invests mainly in common stocks of mid-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation.

JNL/Vanguard International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund International Portfolio (“Master Fund”). The Master Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Master Fund’s investment advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential.

JNL/Vanguard Small Company Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and ArrowMark Colorado Holdings, LLC, and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Small Company Growth Portfolio (“Master Fund”). Under normal circumstances the Master Fund invests at least 80% of its assets primarily in common stocks of small companies. These companies tend to be unseasoned but are considered by the Master Fund advisers to have superior growth potential. Also, these companies often provide little or no dividend income.

JNL Aggressive Growth Allocation Fund (formerly, JNL Disciplined Growth Fund)
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Growth Allocation Fund (formerly, JNL Disciplined Moderate Growth Fund)
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Institutional Alt 25 Fund (formerly, JNL Institutional Alt 20 Fund)
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 75% of its assets to traditional investment categories and approximately 25% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 50% of its assets to traditional investment categories and approximately 50% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Moderate Growth Allocation Fund (formerly, JNL Disciplined Moderate Fund)
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Congress Asset Management, LLP, Chicago Equity Partners, LLC, Cooke & Bieler L.P., Cortina Asset Management, LLC, and PPM America, Inc.)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets in a variety of small cap value strategies managed by four unaffiliated investment managers and one affiliated investment manager.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-30% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/American Funds Moderate Growth Allocation Fund (formerly, JNL/American Funds® Balanced Allocation Fund)
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/BlackRock Global Natural Resources Fund (formerly, JNL/BlackRock Natural Resources Fund)
Jackson National Asset Management, LLC (and BlackRock International Ltd.)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/ClearBridge Large Cap Growth Fund
Jackson National Asset Management, LLC (and ClearBridge Investments, LLC)
Seeks long-term capital growth by investing at least 80% of its net assets in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations.

JNL/DoubleLine® Core Fixed Income Fund (formerly, JNL/PIMCO Total Return Bond Fund)
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize current income and total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of a diversified group of other Funds: JNL/Franklin Templeton Income Fund; JNL/Franklin Templeton Global Fund; and, JNL/Franklin Templeton Mutual Shares Fund (“Underlying Funds”). The Fund allocates approximately 33 1/3% of its assets and cash flow among the Underlying Funds. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Harris Oakmark Global Equity Fund
Jackson National Asset Management, LLC (and Harris Associates L.P.)
Seeks capital appreciation by investing, normally, at least 80% of its assets in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries.

JNL/Invesco Diversified Dividend Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital and, secondarily, current income by investing primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

JNL/Mellon Capital 10 x 10 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation and income by investing in Class I shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital JNL 5 Fund;

➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	10% in the JNL/Mellon Capital Small Cap Index Fund;

➢	10% in the JNL/Mellon Capital International Index Fund; and

➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Consumer Staples Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MSCI USA IMI Consumer Staples Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	20% in the JNL/Mellon Capital Small Cap Index Fund;

➢	20% in the JNL/Mellon Capital International Index Fund; and

➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Industrials Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MSCI USA IMI Industrials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index.

JNL/Mellon Capital Materials Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MSCI USA IMI Materials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the materials sector to the extent such industries are represented in the Index.

JNL/Mellon Capital Real Estate Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MSCI USA IMI Real Estate Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index.

JNL/Mellon Capital S&P 1500 Growth Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P 1500® Growth Index. The Fund is constructed to mirror the S&P 1500® Growth Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets in the stocks in the S&P 1500 Growth Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital S&P 1500 Value Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the S&P 1500® Value Index. The Fund is constructed to mirror the S&P 1500® Value Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets in the stocks in the S&P 1500 Value Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/PIMCO Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the Class I shares of the following four Underlying Funds on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;

➢	25% in JNL/S&P Dividend Income & Growth Fund;

➢	25% in JNL/S&P Intrinsic Value Fund; and

➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed-income securities and 0%-10% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income, with capital growth as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed-income securities and 0%-30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth, with current income as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income and capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth and current income by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% to Underlying Funds that invest primarily in money market securities.

JNL/Vanguard Global Bond Market Index Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund.

JNL/Vanguard Growth Allocation Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard International Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard FTSE All-World ex-US Index Fund, FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, and Vanguard Developed Markets Index Fund.

JNL/Vanguard Moderate Allocation Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard Moderate Growth Allocation Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard U.S. Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in Admiral Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds and the Vanguard U.S. Stock Index Small-Capitalization Funds.

JNL Variable Fund LLC

JNL/Mellon Capital DowSM Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing at least 80% of its assets in the thirty securities which comprise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA.

JNL/Mellon Capital MSCI World Index Fund (formerly, JNL/Mellon Capital Global 30 Fund)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks to match the performance of the MSCI World Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index. The Fund seeks to match the performance and characteristics of the MSCI EAFE Index.

Jackson Variable Series Trust

JNL Conservative Allocation Fund (formerly, JNAM Guidance – Conservative Fund)
Jackson National Asset Management, LLC
Seeks the generation of income through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield ("junk") bonds) of issuers in the U.S. and foreign countries, including emerging markets.

JNL Moderate Allocation Fund (formerly, JNAM Guidance – Moderate Fund)
Jackson National Asset Management, LLC
Seeks a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield ("junk") bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets.

JNL/FAMCO Flex Core Covered Call Fund
Jackson National Asset Management, LLC (and Ziegler Capital Management, LLC)
Seeks long-term capital appreciation while reducing the downside risk of equity investments by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s total assets. Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers (including American Depositary Receipts (“ADRs”)), in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.

JNL/The Boston Company Equity Income Fund
Jackson National Asset Management, LLC (and The Boston Company Asset Management LLC)
Seeks total return (consisting of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.

CHANGES TO TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES.

➢	Effective September 25, 2017, Appendix A to the prospectus is revised as follows:

a)	The "S&P Composite 1500 Growth Index" and the "S&P Composite 1500 Value Index" are added to the list of Indices in the second paragraph of Appendix A.

b)	The JNL/Mellon Capital S&P 1500 Growth Index Fund, and the JNL/Mellon Capital S&P 1500 Value Index Fund are added to the list of Products in the fourth paragraph of Appendix A.

c)
The JNL/Mellon Capital Consumer Staples Sector Fund, the JNL/Mellon Capital Materials Sector Fund, the JNL/Mellon Capital Industrials Sector Fund, the JNL/Mellon Capital Real Estate Sector Fund, and the JNL/Mellon Capital MSCI World Index Fund are added to the list of Funds appearing in the last paragraph on page A-4 of Appendix A.

CHANGE TO TRANSFER CHARGE.

➢
Effective September 25, 2017, the number of transfers among the Investment Divisions and Fixed Account that can be made in a Contract Year without incurring a transfer charge is changed from 15 to 25. The prospectus is revised by replacing all references to the 15 transfers limit to reflect the new 25 transfers limit.

___________________________________
(To be used with NV5526 04/17)

NMV19359NY 09/17

Supplement Dated September 25, 2017
To The Statement of Additional Information Dated April 24, 2017 For

PERSPECTIVE FOCUS
FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced Statement of Additional Information. Please read and keep it together with your copy of the Statement of Additional Information for future reference.

Effective September 25, 2017, the section titled “General Information and History”, under the subsection titled “Trademarks, Service Marks, and Related Disclosures”, is revised as follows:

a)	The "S&P Composite 1500 Growth Index" and the "S&P Composite 1500 Value Index" are added to the list of Indices in the first paragraph.

b)	The JNL/Mellon Capital S&P 1500 Growth Index Fund, and the JNL/Mellon Capital S&P 1500 Value Index Fund are added to the list of Products in the third paragraph.

c)
The JNL/Mellon Capital Consumer Staples Sector Fund, the JNL/Mellon Capital Materials Sector Fund, the JNL/Mellon Capital Industrials Sector Fund, the JNL/Mellon Capital Real Estate Sector Fund, and the JNL/Mellon Capital MSCI World Index Fund are added to the list of Funds appearing in the last paragraph on page 5 of the Statement of Additional Information.

In the section titled “Condensed Financial Information”, under the subsection titled “Accumulation Unit Values”, the following paragraphs are inserted immediately preceding the tables of Accumulation Unit Values:

The following fund mergers are effective September 25, 2017:

JNL Series Trust
JNL Alt 65 Fund merged into JNL Institutional Alt 50 Fund
JNL Institutional Alt 35 Fund merged into JNL Institutional Alt 25 Fund
JNL/Red Rocks Listed Private Equity Fund merged into JNL/Harris Oakmark Global Equity Fund

Effective September 25, 2017, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invest in the following Funds:

JNL Series Trust
JNL/ClearBridge Large Cap Growth Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Invesco Diversified Dividend Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund
JNL/Mellon Capital Consumer Staples Sector Fund
JNL/Mellon Capital Industrials Sector Fund
JNL/Mellon Capital Materials Sector Fund
JNL/Mellon Capital Real Estate Sector Fund
JNL/PIMCO Income Fund
JNL/Vanguard Capital Growth Fund
JNL/Vanguard Equity Income Fund

JNL/Vanguard International Fund
JNL/Vanguard Small Company Growth Fund
JNL/Vanguard U.S. Stock Market Index Fund
JNL/Vanguard International Stock Market Index Fund
JNL/Vanguard Global Bond Market Index Fund
JNL/Vanguard Moderate Allocation Fund
JNL/Vanguard Moderate Growth Allocation Fund
JNL/Vanguard Growth Allocation Fund

Jackson Variable Series Trust
JNL/FAMCO Flex Core Covered Call Fund
JNL/The Boston Company Equity Income Fund

Effective September 25, 2017, the following Fund names changed (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL Institutional Alt 20 Fund to JNL Institutional Alt 25 Fund
JNL/American Funds Balanced Allocation Fund to JNL/American Funds Moderate Growth Allocation Fund
JNL/BlackRock Natural Resources Fund to JNL/BlackRock Global Natural Resources Fund
JNL/DFA Moderate Allocation Fund to JNL/DFA Moderate Growth Allocation Fund
JNL/PIMCO Total Return Bond Fund to JNL/DoubleLine® Core Fixed Income Fund
JNL Disciplined Moderate Fund to JNL Moderate Growth Allocation Fund
JNL Disciplined Moderate Growth Fund to JNL Growth Allocation Fund
JNL Disciplined Growth Fund to JNL Aggressive Growth Allocation Fund

JNL Variable Fund LLC
JNL Mellon Capital Global 30 Fund to JNL/Mellon Capital MSCI World Index Fund
JNL/Mellon Capital Nasdaq® 100 Fund to JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital Communications Sector Fund to JNL/Mellon Capital Telecommunications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund to JNL/Mellon Capital Consumer Discretionary Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund to JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Technology Sector Fund to JNL/Mellon Capital Information Technology Sector Fund

Jackson Variable Series Trust
JNAM Guidance - Conservative Fund to JNL Conservative Allocation Fund
JNAM Guidance - Moderate Fund to JNL Moderate Allocation Fund

___________________________________
(To be used with NV5661 04/17)

NMV19391NY 09/17

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2016
Statements of Operations for the period ended December 31, 2016
Statements of Changes in Net Assets for the periods ended December 31, 2016, and 2015
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2016, and 2015
Consolidated Income Statements for the years ended December 31, 2016, 2015, and 2014
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended December 31, 2016, 2015, and 2014
Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015, and 2014
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (Files Nos. 333-175720 and 811-08401).

d.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

e.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

f.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

4.

a.
Form of the Perspective Focus Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

f.	Form of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

g.	Form of Maximum Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

h.	Form of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

i.
Form of Waiver of Withdrawal Charges for Extended Care Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

j.	Form of Amended 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

k.	Form of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

l.	Form of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

m.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 filed on November 1, 2002 (File Nos. 333-81266 and 811-08401).

n.	Form of Fixed Account Option Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 filed on November 1, 2002 (File Nos. 333-81266 and 811-08401).

o.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

p.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

q.
Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

r.
Specimen of the 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

s.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

t.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

u.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

v.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

w.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

x.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

y.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

z.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

aa.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

bb.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

cc.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

ee.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 6, 2008 (File Nos. 333-70384 and 811-08401).

ff.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 6, 2008 (File Nos. 333-70384 and 811-08401).

gg.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21, filed on December 31, 2008 (File Nos. 333-81266 and 08401).

hh.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21, filed on December 31, 2008 (File Nos. 333-81266 and 08401).

ii.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 filed September 24, 2009 (File Nos. 333-81266 and 08401).

jj.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 filed September 24, 2009 (File Nos. 333-81266 and 08401).

kk.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

b.
Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 2003 (File Nos. 333-81266 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 4 filed on December 15, 2003 (File Nos. 333-37175 and 811-08401).

b.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 6, 2008 (Files Nos. 333-70384 and 08401).

d.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22 filed on April 2, 2009 (Files Nos. 333-70384 and 08401).

e.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on April 30, 2010 (Files Nos. 333-70384 and 08401).

f.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

g.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011,incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 26 filed on April 28, 2011 (File Nos. 333-81266 and 811-08401).

h.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 filed on August 26, 2011 (File Nos. 333-81266 and 811-08401).

i.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 29, filed on April 26, 2012 (File Nos. 333-81266 and 811-08401).

j.	Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

k.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

l.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 75, filed on September 11, 2014 (File Nos. 333-70384 and 811-08401).

m.
Amendment No. 20 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 27, 2015, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 77, filed on September 24, 2015 (File Nos. 333-70384 and 811-08401).

n.
Amendment No. 21 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Chubb Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 25, 2016, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 79, filed on September 15, 2016 (File Nos. 333-70384 and 811-08401).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

R. Kevin Clinton	Director
Michigan State University
C337 Wells Hall
619 Red Cedar Road
East Lansing, MI 48824

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Donald B. Henderson, Jr.	Director
Willkie Farr & Gallagher LLP 787 Seventh Ave., Suite 4020
New York, NY 10019-6099

James R. Sopha	President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President, Chief Distribution Officer & Director
300 Innovation Drive
Franklin, TN 37067

Herbert G. May, III	Chief Administrative Officer & Director
75 Second Avenue
Suite 605
Needham, MA 02494

Andrew J. Bowden	Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Savvas (Steve) P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President & Privacy Officer
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Senior Vice President & Chief Risk Officer
300 Innovation Drive
Franklin, TN 37067

Thomas P. Hyatte	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President & Chief Technology Officer
1 Corporate Way
Lansing, MI 48951

Emilio Pardo	Senior Vice President & Chief Marketing and Communications Officer
300 Innovation Drive
Franklin, TN 37067

Laura L. Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Senior Vice President, Chief Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Richard C. White	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Marina C. Ashiotou	Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

David A. Collins	Vice President, Deputy Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Robert H. Dearman, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

William T. Devanney, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa I. Fox	Vice President
300 Innovation Drive
Franklin, TN 37067

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Guillermo E. Guerra	Vice President & Corporate Information Security Officer
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes	Vice President

1 Corporate Way
Lansing, MI 48951

Matthew T. Irey	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Matthew F. Laker	Vice President
300 Innovation Drive
Franklin, TN 37067

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Wayne R. Longcore	Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Ryan T. Mellott	Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President & Interim Chief Human Resources Officer
1 Corporate Way
Lansing, MI 48951

Stacey L. Schabel	Vice President
1 Corporate Way
Lansing, MI 48951

James A. Schultz	Vice President
1 Corporate Way

Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Michael D. Story	Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Brian M. Walta	Vice President
1 Corporate Way
Lansing, MI 48951

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 11, filed on September 19, 2017 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of August 31, 2017

Perspective Focus Contracts:

Qualified - 40
Non-qualified - 50

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

James R. Sopha	Chairman & Manager
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Manager
1 Corporate Way
Lansing, MI 48951

Bradley O. Harris	Manager
300 Innovation Drive
Franklin, TN 37067

Emilio Pardo	Manager
300 Innovation Drive
Franklin, TN 37067

Heather R. Strang	Manager
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	President, Chief Executive Officer & Manager
300 Innovation Drive
Franklin, TN 37067

Scott Golde	General Counsel
1 Corporate Way
Lansing, MI 48951

Maura Collins	Executive Vice President, Chief Financial Officer & FinOp

7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
300 Innovation Drive
Franklin, TN 37067

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Senior Vice President
300 Innovation Drive
Franklin, TN 37067

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Timothy McDowell	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way

Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Erin Balcaitis	Vice President
7601 Technology Way
Denver, CO 80237

Court Chynces	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Justin Fitzpatrick	Vice President
7601 Technology Way
Denver, CO 80237

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Peter Meyers	Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Ryan Riggin	Vice President
300 Innovation Drive
Franklin, TN 37067

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Angela Tucker	Vice President
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Secretary
1 Corporate Way
Lansing, MI 48951

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a.
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e.
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 22nd day of September, 2017.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	September 22, 2017
James R. Sopha, President

*	September 22, 2017
P. Chad Myers, Executive Vice President and Chief Financial Officer

*	September 22, 2017
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

*	September 22, 2017
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

*	September 22, 2017
David A. Collins, Vice President, Deputy Chief Risk Officer and Director

*	September 22, 2017
Laura L. Hanson, Vice President and Director

*	September 22, 2017
Herbert G. May, III, Chief Administrative Officer and Director

*	September 22, 2017
Heather R. Strang, Vice President and Director

*	September 22, 2017
R. Kevin Clinton, Director

*	September 22, 2017
John C. Colpean, Director

*	September 22, 2017
Donald B. Henderson, Jr., Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint James R. Sopha, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee and Frank J. Julian (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, and 333-212425), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 31st day of March, 2017.

/s/ JAMES R. SOPHA
James R. Sopha, President

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director

/s/ GREGORY P. CICOTTE
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

/s/ DAVID A. COLLINS
David A. Collins, Vice President, Deputy Chief Risk Officer and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ HERBERT G. MAY, III
Herbert G. May, III, Chief Administrative Officer and Director

/s/ HEATHER R. STRANG
Heather R. Strang, Vice President and Director

/s/ R. KEVIN CLINTON
R. Kevin Clinton, Director

/s/ JOHN C. COLPEAN
John C. Colpean, Director

/s/ DONALD B. HENDERSON, JR.
Donald B. Henderson, Jr., Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.